ACCOUNTS RECEIVABLE	6 Months Ended
Dec. 31, 2015
Accounts Receivable
ACCOUNTS RECEIVABLE

3. ACCOUNTS RECEIVABLE

Accounts receivable at December 31, 2015, June 30, 2015 and 2014 was as follows:

	As of December 31,	As of June 30,
	2015	2015	2014

Accounts receivable	$178,609	$266,449	$95,869
Allowance for doubtful accounts	(21,876)	(29,809)	(60,593)
	$156,733	$236,640	$35,276

Bad debt expense on trade accounts receivable for the six months ended December 31, 2015 and for fiscal 2015 and fiscal 2014 was $21,876, $6,221 and $20,068, respectively.